GOODWILL AND INTANGIBLE ASSETS, NET - Intangible assets (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥) grade item	Mar. 31, 2017 CNY (¥)
Intangible assets
Gross carrying amount	¥ 6,707,547	¥ 20,096,226
Accumulated amortization/deduction	(961,982)	(2,973,648)
Net carrying amount	5,745,565	17,122,578
Amortization expenses	753,114	2,011,666	¥ 208,868
Education assessment caseware
Intangible assets
Gross carrying amount	6,707,547	9,251,887
Accumulated amortization/deduction	(961,982)	(2,430,708)
Net carrying amount	¥ 5,745,565	¥ 6,821,179
Weighted Average Amortization Period	5 years	5 years
Number of subjects included | item		3
Number of grades of junior and senior high school included | grade		6
Software platform of Project Shuang Chuang
Intangible assets
Gross carrying amount		¥ 10,844,339
Accumulated amortization/deduction		(542,940)
Net carrying amount		¥ 10,301,399
Weighted Average Amortization Period		5 years